Offerings - Offering: 1	Jul. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered	5,580,680
Proposed Maximum Offering Price per Unit	0.88
Maximum Aggregate Offering Price	$ 4,910,998.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 678.21
Offering Note
(1)

Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

(2)

Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.88, the average of the high and low reported sales prices of the registrant’s common stock on the NASDAQ Capital Market on July 17, 2026.